Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000826644
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2011
Prospectus Date	rr_ProspectusDate	May 23, 2011
Invesco Pacific Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to maximize the capital appreciation of its investments.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Pacific Growth Fund Inc. (the predecessor fund) and the Fund for the most recent fiscal year was 76% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and preferred stocks of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund’s assets will be invested in at least three countries. The Fund, however, may invest more than 25% of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries. As of October 31, 2010, the principal countries in which the Fund invested were Japan, Australia, Taiwan, China and the Republic of Korea. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), generally invests Fund assets in companies it believes have a high rate of earnings growth potential. It also selects securities which, in its view, possess both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

The remaining 20% of the Fund’s assets may be invested in equity securities, fixed-income securities and convertible securities of companies located anywhere in the world, as well as 10% of its net assets in securities issued by other investment companies. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. The fixed-income securities (including zero coupon securities) may be issued or guaranteed by the governments of Australia, New Zealand and countries in Asia. In addition, the Fund may invest in fixed-income securities that are, either alone or in combination with warrants, options or other rights, convertible to the common stock of a company.

The Fund utilizes from time to time forward foreign currency exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and preferred stocks of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund’s convertible investments may be rated below investment grade.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund’s currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund’s objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund’s securities are not denominated.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

Investment Companies. Any Fund investment in an investment company is subject to the underlying risk of that investment company’s portfolio securities. For example, if the investment company held common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition to the Fund’s fees and expenses, the Fund would bear its share of the investment company’s fees and expenses.

Convertible Securities. The Fund also may invest a portion of its assets in convertible securities, which are securities that generally pay interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stock. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of these securities may include junk bonds, which have speculative characteristics.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

Institutional Class shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s (and the predecessor fund’s) Class A shares, which are not offered in this prospectus. Institutional Class shares would have different returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have different expenses. The Class A shares’ returns shown for periods prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
'01	rr_AnnualReturn2001	(20.28%)
'02	rr_AnnualReturn2002	(9.01%)
'03	rr_AnnualReturn2003	41.59%
'04	rr_AnnualReturn2004	18.47%
'05	rr_AnnualReturn2005	18.68%
'06	rr_AnnualReturn2006	22.24%
'07	rr_AnnualReturn2007	25.13%
'08	rr_AnnualReturn2008	(42.01%)
'09	rr_AnnualReturn2009	35.87%
'10	rr_AnnualReturn2010	15.77%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A Shares year-to-date (ended March 31, 2011): (0.60)% Best Quarter (ended June 30, 2009): 28.10% Worst Quarter (ended September 30, 2001): (21.87)%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco Pacific Growth Fund | Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
Invesco Pacific Growth Fund | Return Before Taxes | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (05/23/2011)	[2]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.77%
5 Years	rr_AverageAnnualReturnYear05	6.89%
10 Years	rr_AverageAnnualReturnYear10	7.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Return After Taxes on Distributions | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (05/23/2011)	[2]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.77%
5 Years	rr_AverageAnnualReturnYear05	6.89%
10 Years	rr_AverageAnnualReturnYear10	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (05/23/2011)	[2]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.59%
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index	[3]
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 28, 2011, the Fund has elected to use the MSCI EAFE Index as its broad-based benchmark instead of the MSCI AC Asia Pacific Index because it will better align the Fund's broad-based benchmark with its investment processes and restrictions.
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | MSCI AC Asia Pacific Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC Asia Pacific Index	[3]
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	6.31%
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 28, 2011, the Fund has elected to use the MSCI EAFE Index as its broad-based benchmark instead of the MSCI AC Asia Pacific Index because it will better align the Fund's broad-based benchmark with its investment processes and restrictions.
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Custom Pacific Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Custom Pacific Growth Index	[4]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.03%
5 Years	rr_AverageAnnualReturnYear05	4.99%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 28, 2011, the Fund has elected to use the Custom Pacific Growth Index as its style-specific benchmark instead of the MSCI AC Asia Pacific Ex-Japan Index and MSCI Japan Index because it will better align the Fund's style-specific benchmark with its investment processes and restrictions.
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | MSCI AC Asia Pacific Ex-Japan Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC Asia Pacific Ex-Japan Index	[4]
1 Year	rr_AverageAnnualReturnYear01	18.20%
5 Years	rr_AverageAnnualReturnYear05	12.37%
10 Years	rr_AverageAnnualReturnYear10	13.84%
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 28, 2011, the Fund has elected to use the Custom Pacific Growth Index as its style-specific benchmark instead of the MSCI AC Asia Pacific Ex-Japan Index and MSCI Japan Index because it will better align the Fund's style-specific benchmark with its investment processes and restrictions.
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | MSCI Japan Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Japan Index	[4]
1 Year	rr_AverageAnnualReturnYear01	15.44%
5 Years	rr_AverageAnnualReturnYear05	(2.45%)
10 Years	rr_AverageAnnualReturnYear10	1.01%
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 28, 2011, the Fund has elected to use the Custom Pacific Growth Index as its style-specific benchmark instead of the MSCI AC Asia Pacific Ex-Japan Index and MSCI Japan Index because it will better align the Fund's style-specific benchmark with its investment processes and restrictions.
Since Inception	rr_AverageAnnualReturnSinceInception
Invesco Pacific Growth Fund | Lipper Pacific Region Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Pacific Region Funds Index
1 Year	rr_AverageAnnualReturnYear01	21.13%
5 Years	rr_AverageAnnualReturnYear05	6.58%
10 Years	rr_AverageAnnualReturnYear10	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Institutional Class shares performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is July 28, 1997.
[3]	Effective February 28, 2011, the Fund has elected to use the MSCI EAFE Index as its broad-based benchmark instead of the MSCI AC Asia Pacific Index because it will better align the Fund's broad-based benchmark with its investment processes and restrictions.
[4]	Effective February 28, 2011, the Fund has elected to use the Custom Pacific Growth Index as its style-specific benchmark instead of the MSCI AC Asia Pacific Ex-Japan Index and MSCI Japan Index because it will better align the Fund's style-specific benchmark with its investment processes and restrictions.